REVENUE	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUE Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.Revenue Disaggregation

	2022				2021
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,741	622	—	2,363	1,642	754	—	2,396
Fee-for-service(1)	458	137	—	595	348	138	—	486
Product sales(2)	—	—	8,471	8,471	—	—	5,577	5,577
Revenue from contracts with customers	2,199	759	8,471	11,429	1,990	892	5,577	8,459
Operational finance lease income	26	3	—	29	17	2	—	19
Fixed operating lease income	117	36	—	153	116	33	—	149
Total external revenue	2,342	798	8,471	11,611	2,123	927	5,577	8,627
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
Contract Liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2022			2021
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	288	291	3	289	292
Additions (net in the period)	2	57	59	—	64	64
Disposition (Note 9)	(2)	(90)	(92)	—	—	—
Revenue recognized from contract liabilities(1)	—	(64)	(64)	—	(65)	(65)
Closing balance	3	191	194	3	288	291
Less current portion(2)	(3)	(53)	(56)	(3)	(68)	(71)
Ending balance	—	138	138	—	220	220
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2022, the balance includes $3 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.
Contract liabilities depict Pembina's obligation to perform services in the future for cash and non-cash consideration which have been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future transportation, processing, terminalling and storage services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights.
In all instances where goods or services have been transferred to a customer in advance of the receipt of customer consideration, Pembina's right to consideration is unconditional and has therefore been presented as a receivable.
Revenue Allocated to Remaining Performance Obligations
Pembina expects to recognize revenue in future periods that includes current unsatisfied remaining performance obligations totaling $11.1 billion (2021: $14.5 billion). Over the next five years, these remaining performance obligations will be recognized annually ranging from $1.8 billion (2021: $2.0 billion) declining to $1.0 billion (2021: $1.3 billion). Subsequently, up to 2046 (2021: 2047), Pembina will recognize $765 million (2021: $1.1 billion) declining to $7 million (2021: $7 million) per year.
As a result of the disposition of Pembina's field-based gas processing assets on August 15, 2022 (see Note 9 for further details), Pembina's unsatisfied remaining performance obligations and expected revenue recognition from these obligations as at December 31, 2022 decreased by $2.6 billion compared to December 31, 2021.
In preparing the above figures, Pembina has taken the practical expedient to exclude contracts that have original expected durations of one year or less. Variable consideration relating to flow through costs are not included in the amounts presented. These flow through costs do not impact net income or cash flow, and due to the long-term nature of the contracts there is significant uncertainty in estimating these amounts. In addition, Pembina excludes contracted revenue amounts for assets not yet in-service unless both Board of Directors approval and regulatory approval for the asset has been obtained.